INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits as of January 1	$ 628	$ 619	$ 590
Increases from positions taken in prior periods			2
Increases from positions taken in current period		9	27
Gross unrecognized tax benefits as of December 31	$ 628	$ 628	$ 619